CAPITAL STOCK (Tables)	3 Months Ended
Jun. 30, 2023
Capital Stock
Schedule of unlimited number of common shares without par value

	Three Months Ended June 30,
	2023		2022
	Ordinary Shares	Amount	Ordinary Shares	Amount
	In 000’	In 000’$	In 000’	In 000’$
Balance, beginning of period	17,606	$218,782	13,349	$158,324
Shares issued under public offering and ATM, net of issue costs	171	613	-	-
Shares issued or accrued for services	9	30	4	30
Balance, end of period	17,786	$219,425	13,353	$158,354